Debt - Convertible Notes (Details)		12 Months Ended
	Jun. 14, 2021 USD ($) shares	Dec. 31, 2021 USD ($) lease $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2020 USD ($) $ / shares shares
Debt Instrument [Line Items]
Warrant to purchase shares of convertible preferred stock (in shares) | shares	24,900,000
Warrant liability		$ 0	$ 39,670,000
Debt amount converted	$ 46,500,000	48,607,000	0	$ 0
Conversion of Convertible Notes into common stock		48,781,000
Amortization of debt issuance cost and debt discounts		34,809,000	6,045,000	$ 306,000
Convertible Debt [Abstract]
Total		110,999,000	133,252,000
Additional Paid-in Capital
Debt Instrument [Line Items]
Conversion of Convertible Notes into common stock		$ 48,780,000
Convertible note warrants
Debt Instrument [Line Items]
Warrant to purchase shares of convertible preferred stock (in shares) | shares					4,562,533
Exercise price of warrants (in dollars per share) | $ / shares					$ 0.02
Warrant liability					$ 29,000,000
Fair value of embedded derivative liability					68,500,000
Convertible Notes
Debt Instrument [Line Items]
Aggregate principal amount					$ 200,000,000
Interest rate					5.00%
Paid-in-kind interest rate					4.50%
Conversion terms, event of liquidation or sale, conversion price percentage					150.00%
Covenant, required minimum liquidity					$ 75,000,000
Covenant, required minimum liquidity, multiple factor of cash burn					4
Debt issuance costs incurred					$ 5,100,000
Debt amount converted	46,500,000
Write off of unamortized debt issuance cost and debt discounts	21,000,000
Threshold consecutive trading days | lease		20
Conversion terms, threshold percentage of stock price trigger		150.00%
Convertible notes stock price trigger (in usd per share) | $ / shares		$ 9.86
Amortization of debt issuance cost and debt discounts		$ 34,700,000	5,600,000
Convertible Debt [Abstract]
Principal		153,500,000	200,000,000
PIK interest		9,826,000	3,501,000
Total principal		163,326,000	203,501,000
Less debt discount and issuance costs		(62,327,000)	(97,058,000)
Total		$ 100,999,000	$ 106,443,000
Convertible Notes | Additional Paid-in Capital
Debt Instrument [Line Items]
Conversion of Convertible Notes into common stock	$ 48,800,000